Average Annual Total Returns	12 Months Ended
Aug. 31, 2013
Vanguard Market Liquidity Fund | Vanguard Market Liquidity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.15%
Five Years	0.72%
Since Inception	2.14%
Inception Date	Jul. 19, 2004
Vanguard Municipal Cash Management Fund | Vanguard Municipal Cash Management Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.15%
Five Years	0.59%
Since Inception	1.56%
Inception Date	Jul. 19, 2004
Institutional Money Market Funds Average | Vanguard Market Liquidity Fund | Vanguard Market Liquidity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.06%
Five Years	0.59%
Since Inception	1.89%
Tax-Exempt Money Market Funds Average | Vanguard Municipal Cash Management Fund | Vanguard Municipal Cash Management Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	none
Five Years	0.36%
Since Inception	1.13%